Dreyfus Alternative Diversifier Strategies Fund

Incorporated herein by reference is a supplement to the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 26, 2018 (SEC Accession No. 0001591556-18-000048).